CERTIFICATION OF
                         STRONG LIFE STAGE SERIES, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                         STRONG CONSERVATIVE PORTFOLIO
                           STRONG MODERATE PORTFOLIO
                          STRONG AGGRESSIVE PORTFOLIO


STRONG LIFE STAGE SERIES, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Conservative, Strong Moderate, and Strong Aggressive Portfolio's Prospectus and Statement of Additional Information each dated December 31, 1998, filed by the Registrant pursuant to Pre-Effective Amendment No. 1 (File No. 333-66647; 811-9091), which was filed with the Securities and Exchange Commission on December 23, 1998 (the "Pre-Effective Amendment").

3. The Pre-Effective Amendment is the most recent pre-effective amendment filed by the Registrant.

4. The form of Strong Conservative, Strong Moderate, and Strong Aggressive Portfolio's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Pre-Effective Amendment.

5.     The text of the Pre-Effective Amendment has been filed electronically.

                              STRONG LIFE STAGE SERIES, INC.


                                      /s/John S. Weitzer
                              By:     John S. Weitzer
                              Title:     Vice President


Dated:  January 5, 1999





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